Additional disclosures	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Additional disclosures	Additional disclosures
This note includes relevant information about additional disclosure requirements.
55.1 Parent company financial statements
Following are the summarised balance sheets of Banco Santander, S.A. as of December 31, 2023, 2022 and 2021 :

CONDENSED BALANCE SHEETS (Parent company only)	31 December 2023	31 December 2022	31 December 2021
	(Millions of Euros)
Assets
Cash and due from banks	172,524	177,920	138,388
Of which:
To bank subsidiaries	6,834	14,548	15,459
Trading account assets	102,296	92,128	77,988
Investment securities	63,325	47,560	29,949
Of which:
To bank subsidiaries	16,137	14,287	12,137
To non-bank subsidiaries	1,229	1,327	2,087
Net loans and leases	298,068	314,905	301,342
Of which:
To non-bank subsidiaries	22,435	25,312	31,296
Investment in affiliated companies	99,326	94,213	88,549
Of which:
To bank subsidiaries	74,016	70,698	67,735
To non-bank subsidiaries	25,310	23,515	20,814
Premises and equipment, net	6,368	6,513	6,515
Other assets	15,435	16,787	15,219
Total assets	757,342	750,026	657,950

Liabilities
Deposits	398,374	418,841	401,212
Of which:
To bank subsidiaries	7,832	16,619	18,114
To non-bank subsidiaries	14,610	15,106	18,594
Short-term debt	70,771	54,255	19,181
Long-term debt	129,258	114,447	99,650
Total debt	200,029	168,702	118,831
Of which:
To bank subsidiaries	—	—	221
To non-bank subsidiaries	1,816	1,638	649
Other liabilities	84,065	92,437	71,334
Total liabilities	682,468	679,980	591,377

Stockholders' equity
Capital stock	8,092	8,397	8,670
Retained earnings and other reserves	66,782	61,649	57,903
Total stockholders' equity	74,874	70,046	66,573

Total liabilities and Stockholders’ Equity	757,342	750,026	657,950
In the financial statements of the Parent Company, investments in subsidiaries, jointly controlled entities and associates are recorded at cost.
Following are the condensed statements of income of Banco Santander, S.A. for the years ended December 31, 2023, 2022 and 2021.

	Year ended
CONDENSED STATEMENTS OF INCOME (Parent company only)	31 December 2023	31 December 2022	31 December 2021
	(Millions of Euros)
Interest income	32,231	19,322	11,893
Interest from earning assets	23,049	10,579	6,821
Dividends from affiliated companies	9,182	8,743	5,072
Of which:
From bank subsidiaries	8,159	8,228	4,075
From non-bank subsidiaries	1,023	515	997
Interest expense	(16,204)	(5,958)	(2,785)
Interest income / (charges)	16,027	13,364	9,108
Provision for credit losses	(1,372)	(1,397)	(2,287)
Interest income / (charges) after provision for credit losses	14,655	11,967	6,821
Non-interest income	4,778	4,808	4,092
Non-interest expense	(9,661)	(8,811)	(7,049)
Income before income taxes	9,772	7,964	3,864
Income tax benefit (expense)	(533)	(43)	68
Net income	9,239	7,921	3,932
Following are the condensed statements of comprehensive income of Banco Santander, S.A. for the years ended December 31, 2023, 2022 and 2021:

	Year ended
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Parent company only)	31 December 2023	31 December 2022	31 December 2021
	(Millions of Euros)
NET INCOME	9,239	7,921	3,932
OTHER COMPREHENSIVE INCOME	(57)	(735)	(662)
Items that may be reclassified subsequently to profit or loss	276	(524)	(265)
Hedging instruments (items not designated)	—	—	—
Revaluation gains (losses)	—	—	—
Amounts transferred to income statement	—	—	—
Other reclassifications	—	—	—
Debt instruments at fair value with changes in other comprehensive income	104	(328)	(524)
Revaluation gains (losses)	65	(242)	(243)
Amounts transferred to income statement	39	(86)	(281)
Other reclassifications	—	—	—
Cash flow hedges:	284	(420)	146
Revaluation gains/(losses)	(70)	(505)	152
Amounts transferred to income statement	354	85	(6)
Amounts transferred to initial carrying amount of hedged items	—	—	—
Other reclassifications	—	—	—
Hedges of net investments in foreign operations:	—	—	—
Exchange differences	—	—	—
Non-current assets held for sale	—	—	—
Income tax	(112)	224	113
Items that will not be reclassified to profit or loss	(333)	(211)	(397)
Actuarial gains/(losses) on pension plans	(14)	279	29
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(250)	(450)	(347)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	—	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(31)	18	117
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	31	(18)	(117)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(107)	58	(93)
Income tax relating to items that will not be reclassified	38	(98)	14
TOTAL COMPREHENSIVE INCOME	9,182	7,186	3,270
Following are the condensed cash flow statements of Banco Santander, S.A. for the years ended December 31, 2023, 2022 and 2021.

	Year ended
CONDENSED CASH FLOW STATEMENTS (Parent company only)	31 December 2023	31 December 2022	31 December 2021
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	9,239	7,921	3,932
Adjustments to profit	(3,746)	3,370	2,052
Net increase/decrease in operating assets	(6,765)	(58,102)	(9,622)
Net increase/decrease in operating liabilities	(6,880)	85,367	24,024
Reimbursements/payments of income tax	(360)	(1,724)	(352)
Total net cash flows from operating activities (1)	(8,512)	36,832	20,034

2. Cash flows from investing activities
Investments (-)	(5,458)	(4,257)	(2,266)
Divestments (+)	10,880	10,852	6,349
Total net cash flows from investment activities (2)	5,422	6,595	4,083

3. Cash flows from financing activities
Issuance of own equity instruments	—	—	—
Disposal of own equity instruments	649	369	605
Acquisition of own equity instruments	(2,974)	(1,847)	(1,446)
Issuance of debt securities	5,636	—	4,440
Redemption of debt securities	(1,813)	(1,678)	(2,248)
Dividends paid	(2,261)	(1,848)	(1,313)
Issuance/Redemption of equity instruments	—	—	—
Other collections/payments related to financing activities	(166)	(180)	(315)
Total net cash flows from financing activities (3)	(929)	(5,184)	(277)

4. Effect of exchange rate changes on cash and cash equivalents (4)	(1,044)	104	335

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	(5,063)	38,347	24,175
Cash and cash equivalents at beginning of period	130,083	91,736	67,561
Cash and cash equivalents at end of period	125,020	130,083	91,736
55.2 Preference Shares and Preferred Securities
The following table shows the balance of the preference shares and preferred securities as of 31 December 2023, 2022 and 2021:

	2023	2022	2021
	(Millions of Euros)
Preference shares	202	198	209
Preferred securities	9,081	7,898	8,601
Total	9,283	8,096	8,810
Both Preference Shares and Preferred Securities are recorded under the “Financial liabilities at amortized cost - Subordinated Liabilities” caption in the consolidated balance sheet as of December 31, 2023, 2022 and 2021.
Preference Shares include the financial instruments issued by the consolidated companies which, although equity for legal purposes, do not meet the requirements for classification as equity in the financial statements. These shares do not carry any voting rights and are non-cumulative.
Preference shares include non-cumulative preferred non-voting shares issued by Santander UK plc.
Preferred securities include non-cumulative preferred non-voting securities issued by Banco Santander, S.A.
For the purposes of payment priority, preferred securities are junior to all general creditors and to subordinated deposits. The payment of dividends on these securities, which have no voting rights, is conditional upon the obtainment of sufficient distributable profit and upon the limits imposed by Spanish banking regulations on equity.
Preference shares and preferred securities are perpetual securities and there is no obligation that requires the Group to redeem them. All securities have been fully subscribed by third parties outside the Group.
Santander Finance Preferred, S.A. (Unipersonal)- issuer of registered securities guaranteed by Banco Santander, S.A.
until November 2017, merged in that date with Banco Santander, S.A.
For further information, see note 23.c.

	Outstanding at 31 December 2023
Preference Shares Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate	Redemption Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option

	Outstanding at 31 December 2023
Preferred Securities Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate		Maturity date

Banco Santander, S.A., March 2018	Euro	1,499.8	4.750%	(B)	Perpetuity
Banco Santander, S.A., February 2019	US Dollar	1,199.6	7.500%	(C)	Perpetuity
Banco Santander, S.A., January 2020	Euro	1,487.6	4.375%	(D)	Perpetuity
Banco Santander, S.A., May 2021	US Dollar	1,000.0	4.750%	(E)	Perpetuity
Banco Santander, S.A., May 2021	Euro	750.0	4.125%	(F)	Perpetuity
Banco Santander, S.A., September 2021	Euro	999.6	3.625%	(G)	Perpetuity
Banco Santander, S.A., November 2023	US Dollar	1,150.0	9.625%	(H)	Perpetuity
Banco Santander, S.A., November 2023	US Dollar	1,350.0	9.625%	(I)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 + 0.05% subject to a maximum distribution of 8% per annum		Perpetuity

A.From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B.Payment is subject to certain conditions and to the discretion of the Bank. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed by applying a margin of 409.7 basis points on the Mid-Swap Rate.
C.Payment is subject to certain conditions and to the discretion of the Bank. The 7.50% interest rate is set for the first five years. After that, it will be reviewed every 5 years by applying a margin of 498.9 basis point over the SOFR Spread Adjusted ICE Swap 5-year.
D. Payment is subject to certain conditions and to the discretion of the Bank. The 4.375% interest rate is set for the first six years. After that, it will be reviewed every 5 years by applying a margin of 453.4 basis point on the 5-year Mid-Swap Rate.
E.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.750% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 375.3 basis points over the 5-year UST rate.
F.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.125% interest rate is set for the first seven years, revised every 5 years thereafter by applying a margin of 431.1 basis points over the applicable 5-year Euro mid-swap.
G. Payment is subject to certain conditions and to the discretion of Banco Santander. The 3.625% interest rate is set for the first eight years, revised every 5 years thereafter by applying a margin of 376 basis points over the 5-year Mid-Swap Rate.
H. Payment is subject to certain conditions and to the discretion of Banco Santander. The 9.625% interest rate is set for the first five years and six months, revised every 5 years thereafter by applying a margin of 530.6 basis points on the five-year UST rate (5-year UST).
I. Payment is subject to certain conditions and to the discretion of Banco Santander. The 9.625% interest rate is set for the first ten years, revised every 5 years thereafter by applying a margin of 529.8 basis points on the five-year UST Rate.